Document And Entity Information	Jun. 01, 2022
Document Information Line Items
Entity Registrant Name	REST EZ, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001733861
Document Period End Date	Jun. 01, 2022
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	WY
Entity File Number	333-256498
Entity Tax Identification Number	82-4268982
Entity Address, Address Line One	1398 W. Mason Hollow Dr.
Entity Address, City or Town	Riverton
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84065
City Area Code	(801)
Local Phone Number	300-2542
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE